ACCOUNTING POLICIES (Critical accounting estimates) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in accounting estimates [line items]
Discount rate used to test investment for impairment	8.87%
Inventory write-down	$ 58.6	$ 62.2
Legal claims and other matters
Disclosure of changes in accounting estimates [line items]
Provisions	$ 80.6	$ 613.4